Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Operating activities
Income (loss) before income tax	$ 198,135	$ 3,733,894	$ (1,292,702)	$ 516,257
Non-cash adjustment to reconcile income before tax to net cash flows from operating activities:
Depreciation and amortization (including right-of-use-assets) (Notes 12 and 13)	285,403	5,378,485	4,544,332	3,986,590
Provision for doubtful accounts (Note 8)	2,143	40,393	10,621	4,720
Finance income (Note 21)	(11,027)	(207,799)	(152,603)	(105,795)
Finance cost (Note 21 and 1x)	120,203	2,265,242	1,876,312	1,515,281
Net foreign exchange differences	(91,428)	(1,722,985)	171,874	(972,523)
Financial instruments (Notes 4 and 22)	3,589	67,629	(455,009)	50,007
Amortized Cost (CEBUR)	175	3,306
Net gain on disposal of rotable spare parts, furniture and equipment and gain on sale of aircraft (Note 20)	(14,635)	(275,805)	(606,812)	(64,978)
Employee benefits (Note 16)	535	10,086	6,401	4,657
Aircraft and engine lease extension benefit and other benefits from service agreements	(564)	(10,634)	(12,693)	(12,356)
Management incentive and long-term incentive plans (Note 17)	1,712	32,257	12,919	8,783
Cash flows from operating activities before changes in working capital	494,241	9,314,069	4,102,640	4,930,643
Changes in operating assets and liabilities:
Related parties	1,359	25,603	(31,422)	(24,091)
Other accounts receivable	(19,506)	(367,603)	1,711	139,774
Recoverable and prepaid taxes	(22,574)	(425,410)	19,168	(438,966)
Inventories	(246)	(4,637)	(2,421)	(50,966)
Prepaid expenses	(19,626)	(369,860)	(6,001)	726,020
Other assets	(573)	(10,789)	(11,228)	21,941
Guarantee deposits	(62,007)	(1,168,537)	232,019	57,425
Suppliers	27,497	518,189	14,022	196,082
Accrued liabilities	18,703	352,475	540,471	515,436
Other taxes and fees payable	6,352	119,700	558,174	353,014
Unearned transportation revenue	65,874	1,241,410	145,207	65,258
Financial instruments	(1,005)	(18,943)	807,644	126,053
Other liabilities	10,139	191,099	(38,875)	11,198
Cash flows from operating activities before interest received and income tax paid	498,628	9,396,766	6,331,109	6,628,821
Interest received	11,027	207,799	152,602	105,795
Income tax paid	(5,037)	(94,922)	(207,004)	(715,849)
Net cash flows provided by operating activities	504,618	9,509,643	6,276,707	6,018,767
Investing activities
Acquisitions of rotable spare parts, furniture and equipment (Note 12)	(184,841)	(3,483,368)	(2,743,155)	(2,521,752)
Acquisitions of intangible assets (Note 13)	(4,103)	(77,325)	(71,007)	(130,908)
Pre-delivery payments reimbursements (Note 12)	37,402	704,852	668,365	213,947
Proceeds from disposals of rotable spare parts, furniture and equipment	51,817	976,500	756,402	178,273
Net cash flows used in investing activities	(99,725)	(1,879,341)	(1,389,395)	(2,260,440)
Financing activities
Proceeds from exercised stock options	784	14,773	10,648	638
Treasury shares purchase	(4,000)	(75,375)	(57,320)	(10,108)
Interest paid	(11,515)	(217,018)	(175,170)	(105,388)
Other finance interest paid	(3,228)	(60,824)	(28,567)
Payments of principal portion of lease liabilities	(344,905)	(6,499,802)	(5,710,907)	(5,032,898)
Payments of financial debt	(62,707)	(1,181,726)	(1,193,589)	(924,867)
Proceeds from financial debt	147,578	2,781,132	1,208,846	2,438,025
Net cash flows (used in) provided by financing activities	(277,993)	(5,238,840)	(5,946,059)	(3,634,598)
Increase (decrease) in cash and cash equivalents	126,900	2,391,462	(1,058,747)	123,729
Net foreign exchange differences on cash balance	(14,562)	(274,432)	(29,190)	(244,101)
Cash and cash equivalents at beginning of year	311,111	5,862,942	6,950,879	7,071,251
Cash and cash equivalents at end of year	$ 423,449	$ 7,979,972	$ 5,862,942	$ 6,950,879